Intangible assets (Tables)	6 Months Ended
Jun. 30, 2020
Intangible assets
Schedule of reconciliation of changes in intangible assets and goodwill

		Computer
	IP R&D	software	Patents	Total
	£'000s	£'000s	£'000s	£'000s
Cost
At January 1, 2020	1,953	18	1,214	3,185
Additions	22,629	—	105	22,734
At June 30, 2020	24,582	18	1,319	25,919
Accumulated amortization
At January 1, 2020	—	15	413	428
Charge for year	—	1	60	61
At June 30, 2020	—	16	473	489
Net book value
At June 30, 2020	24,582	2	846	25,430